Acquired intellectual property and other intangible assets - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in intangible assets other than goodwill [abstract]
Opening net book value	$ 15,550	$ 16,997
Additions		10
Amortization for the year	(1,434)	(1,457)
Closing net book value	14,116	15,550
Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book value	21,270
Closing net book value	21,246	21,270
Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Opening net book value	(5,720)
Closing net book value	(7,130)	(5,720)
Patents
Changes in intangible assets other than goodwill [abstract]
Opening net book value	922	1,084
Additions		10
Amortization for the year	(149)	(172)
Closing net book value	773	922
Patents | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book value	2,195
Closing net book value	2,171	2,195
Patents | Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Opening net book value	(1,273)
Closing net book value	(1,398)	(1,273)
Acquired intellectual property and reacquired rights
Changes in intangible assets other than goodwill [abstract]
Opening net book value	14,628	15,913
Additions		0
Amortization for the year	(1,285)	(1,285)
Closing net book value	13,343	14,628
Acquired intellectual property and reacquired rights | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book value	19,075
Closing net book value	19,075	19,075
Acquired intellectual property and reacquired rights | Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Opening net book value	(4,447)
Closing net book value	$ (5,732)	$ (4,447)